MINERAL RIGHTS	9 Months Ended
Sep. 30, 2022
Mineral Rights
MINERAL RIGHTS

5. MINERAL RIGHTS

	Platosa	Silver City	Kilgore	Oakley
	(Mexico)	(Germany) (1)	(Idaho)	(Idaho) (2)	Total
	$	$	$	$	$
At January 1, 2021
Cost	3,721	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	(2,917)
	804	587	13,756	5,364	20,511

Year ended December 31, 2021
Opening net book value	804	587	13,756	5,364	20,511
Additions	-	459	-	-	459
Payments received under earn-in agreement	-	-	-	(75)	(75)
Depletion and amortization	(219)	-	-	-	(219)
Impairment (3)	(385)	-	-	-	(385)
Exchange differences	(7)	(11)	-	-	(18)
Closing net book value	193	1,035	13,756	5,289	20,273

At December 31, 2021
Cost	3,665	1,035	13,756	5,289	23,745
Accumulated amortization and impairment	(3,472)	-	-	-	(3,472)
	193	1,035	13,756	5,289	20,273

	Platosa	Silver City	Kilgore	Oakley
	(Mexico)	(Germany) (1)	(Idaho)	(Idaho) (2)	Total
	$	$	$	$	$
Period ended September 30, 2022
Opening net book value	193	1,035	13,756	5,289	20,273
Additions	-	601	-	-	601
Payments received under earn-in agreement	-	-	-	(100)	(100)
Depletion and amortization	(172)	-	-	-	(172)
Exchange differences	(5)	(83)	-	-	(88)
Closing net book value	16	1,553	13,756	5,189	20,514

At September 30, 2022
Cost	3,556	1,553	13,756	5,189	24,054
Accumulated amortization and impairment	(3,540)	-	-	-	(3,540)
	16	1,553	13,756	5,189	20,514

(1)	On September 24, 2019, the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Bräunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

In Q3 2021, shares to the value of C$425 and a cash payment of C$100 were made and recorded as an addition to mineral rights ($415). In Q3 2022, the Company made its final issuance of shares valued at C$625 and final cash payment of C$200 recorded as an addition to mineral rights ($601) to maintain its option on the Bräunsdorf exploration license and intends to exercise the option to acquire such licence in Q4 2022, upon which Globex will be granted a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 are to be made by the Company following any future announcement of a maiden mineral resource estimate on the property and upon achievement of commercial production from the project, respectively.

(2)	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis Gold Corp. (“Otis”) acquisition.

On February 26, 2020, Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,500 and cash payments to the Company of $550 over a six-year period. Excellon was Project Manager and earned 10% of the approved exploration expenditures for technical oversight and project management until November 30, 2021. Centerra now manages the Oakley Project directly.

In Q1 2021 and Q1 2022, the Company received a payment of $75 and $100, respectively, from Centerra under the earn-in agreement. In accordance with the Company’s farm-out accounting policy, these amounts were credited to the Oakley Project. As at September 30, 2022, Centerra has incurred $2,571 in qualifying exploration expenditures on the Oakley Project.

(3)	Refer to Note 4 – mineral rights related to the Platosa Mine were included in the Platosa Mine CGU tested for impairment at December 31, 2021. An impairment of $385 was recorded.